Condensed Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit Attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-Controlling interest, Other comprehensive income	Non-Controlling interest, Other items
Equity at beginning of period (Previously stated) at Dec. 31, 2024	€ 107,327	€ 7,576	€ 40,079	€ 0	€ 217	€ 82,326	€ 0	€ (5,976)	€ (68)	€ 12,574	€ (1,532)	€ (36,595)	€ (2,020)	€ 10,746
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2024	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2024	0
Equity at beginning of period at Dec. 31, 2024	107,327	7,576	40,079	0	217	82,326	0	(5,976)	(68)	12,574	(1,532)	(36,595)	(2,020)	10,746
Changes in equity [abstract]
Total recognised income and expense	6,089									6,833		(1,342)	(32)	630
Other changes in equity	(4,431)	(133)	(1,587)		54	9,628		(946)	63	(12,574)	1,532	372	20	(860)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0	(133)	(1,587)					133	1,587
Dividends	(2,462)					(1,643)								(819)
Purchase of equity instruments	(2,021)								(2,021)
Disposal of equity instruments	529							32	497
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					11,271		(601)		(12,574)	1,532	372	20	(20)
Increases (decreases) due to business combinations	(5)													(5)
Share-based payment	(66)				(66)
Others increases or (-) decreases of the equity	(406)				120			(510)						(16)
Equity at end of period at Jun. 30, 2025	108,985	7,443	38,492	0	271	91,954	0	(6,922)	(5)	6,833	0	(37,565)	(2,032)	10,516
Equity at beginning of period (Previously stated) at Dec. 31, 2025	112,748	7,345	36,792	0	273	91,959	0	(7,532)	(96)	14,101	(1,698)	(37,974)	(1,947)	11,525
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2025	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2025	0
Equity at beginning of period at Dec. 31, 2025	112,748	7,345	36,792	0	273	91,959	0	(7,532)	(96)	14,101	(1,698)	(37,974)	(1,947)	11,525
Changes in equity [abstract]
Total recognised income and expense	12,525									8,973		2,995	116	441
Other changes in equity	(9,375)				82	10,497		(1,315)	(3,719)	(14,101)	1,698	1,066	(94)	(3,489)
Issuance of ordinary shares	0
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0
Dividends	(2,213)					(1,800)								(413)
Purchase of equity instruments	(4,640)								(4,640)
Disposal of equity instruments	937							16	921
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					12,297		(960)		(14,101)	1,698	1,066	(94)	94
Increases (decreases) due to business combinations	(3,274)													(3,274)
Share-based payment	(86)				(86)
Others increases or (-) decreases of the equity	(99)				168			(371)						104
Equity at end of period at Jun. 30, 2026	€ 115,898	€ 7,345	€ 36,792	€ 0	€ 355	€ 102,456	€ 0	€ (8,847)	€ (3,815)	€ 8,973	€ 0	€ (33,913)	€ (1,925)	€ 8,477